Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund - Investor C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 157
Expense Example, No Redemption, 3 Years	535
Expense Example, No Redemption, 5 Years	938
Expense Example, No Redemption, 10 Years	$ 1,856